Share-based Compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Number of Options, Outstanding, Beginning Balance	34,251,734	39,288,939	44,445,135
Number of Options, Granted	15,794,018	3,719,500	7,255,000
Number of Options, Forfeited and expired	(7,128,379)	(3,933,599)	(7,319,500)
Number of Options, Exercised	(174,373)	(4,823,106)	(5,091,696)
Number of Options, Outstanding, Ending Balance	42,743,000	34,251,734	39,288,939	44,445,135
Number of Options, Exercisable	25,806,736
Number of Options, Vested and expected to vest	33,809,645
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.47	$ 0.42	$ 0.43
Weighted Average Exercise Price, Granted	0.48	0.56	0.42
Weighted Average Exercise Price, Forfeited and expired	0.49	0.47	0.50
Weighted Average Exercise Price, Exercised	0.43	0.12	0.37
Weighted Average Exercise Price, Outstanding, Ending Balance	0.47	$ 0.47	$ 0.42	$ 0.43
Weighted Average Exercise Price, Exercisable	0.47
Weighted Average Exercise Price, Vested and expected to vest	$ 0.47
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	6 years 4 months 24 days	6 years 4 months 24 days	6 years 8 months 12 days	7 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 6 months
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years 7 months 6 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, Beginning Balance		$ 15,300	$ 1,800
Aggregate Intrinsic Value, Exercised	$ 20	$ 2,300	2,100
Aggregate Intrinsic Value, Outstanding, Ending Balance			$ 15,300	$ 1,800